Summary of Reconciliation of Financial Position (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 23,502,519	$ 1,084,701	$ 23,502,519	$ 1,084,701	$ 1,026,990		$ 202,712
Accounts receivable	1,482,718		1,482,718		709,805		773,311
Prepaid expenses and deposits	4,150,400		4,150,400		95,503		24,302
Total current assets	29,135,637		29,135,637		1,832,298		1,000,325
Oil and gas properties, net	627,360		627,360		1,420,613		2,224,473
Exploration and evaluation assets	3,111,591		3,111,591		3,116,146		3,122,443
Property and equipment, net	249,971		249,971		147,134		128,257
Restricted cash	4,353		4,353		5,438		11,763
Total assets	33,128,912		33,128,912		6,521,629		6,487,261
Current liabilities:
Accounts payable and accrued liabilities	1,437,097		1,437,097		852,481		1,496,510
Loans payable	53,706		53,706		630,534		549,424
Lease liability	4,312		4,312		6,732		12,116
Total current liabilities	1,495,115		1,495,115		1,489,747		2,058,050
Asset retirement obligation	8,431,633		8,431,633		8,993,108		9,355,422
Loans payable	63,444		63,444		18,513		17,730
Derivative liability	516,903		516,903		472,899		1,804,572
Lease liability	7,413		7,413		8,592		27,693
Total liabilities	10,514,508		10,514,508		10,982,859		13,274,494
Stockholders’ equity (deficiency):
Common stock	3,276		3,276		1,828		1,253
Share premium	57,554,973		57,554,973		32,175,293		26,331,369
Notes and amounts receivable for equity issued	(1,211,809)		(1,211,809)		(1,193,641)
Warrant and option reserve	5,317,172		5,317,172		1,040,779		1,177,099
Shares to be cancelled	7,661		7,661		5,323
Obligation to Issue Shares	51,208		51,208		7,450		15,342
Accumulated other comprehensive loss	(1,572,298)		(1,572,298)		(847,412)		(490,172)
Accumulated deficit	(37,535,779)		(37,535,779)		(35,650,850)		(33,822,124)
Total stockholders’ equity (deficiency)	22,614,404	(11,747,636)	22,614,404	(11,747,636)	(4,461,230)		(6,787,233)
Total liabilities and stockholders’ equity (deficiency)	33,128,912		33,128,912		6,521,629		$ 6,487,261
Revenue
Oil and natural gas sales	1,497,973	1,013,255	2,511,598	1,957,817
Cost and expenses
Production	735,087	601,633	1,357,405	1,234,134
Depletion	82,324	124,612	148,873	233,713	415,686
Depreciation	32,796	6,801	43,976	13,808
Accretion of asset retirement obligation	(141,923)	22,954	82,905	45,827
Investor relations	183,700	639,425	360,102	723,574
Stock based compensation		124,391	84,721	161,291
General and administrative	1,222,650	547,179	2,334,550	1,030,803
Total expenses	2,114,634	2,066,995	4,412,532	3,443,150
Loss before other income (expenses)	(616,661)	(1,053,740)	(1,900,934)	(1,485,333)
Other income (expenses)
Interest expense	(6,903)	(29,067)	(28,308)	(73,755)
Interest income	15,444	8,956	35,075	10,930
Finance cost	(2,936)	(38,083)	(29,448)	(49,382)
Foreign exchange loss	449,745	65,527	328,620	(918)
Loss on debt extinguishment	(46)	(73,560)	71,236	(145,665)
Change in fair value of derivative liability	207,603	3,032,128	(361,170)	(5,698,468)
Total other income (expense)	662,907	2,965,901	16,005	(5,957,294)
Net income (loss)	$ 46,246	$ 1,912,161	$ (1,884,929)	$ (7,442,627)
Loss per share	$ 0.00	$ 0.01	$ (0.01)	$ (0.05)
Weighted average number of shares outstanding	296,789,008	189,512,490	248,633,296	142,003,395
Other comprehensive loss
Foreign currency translation adjustments	$ (869,604)	$ (103,227)	$ (724,886)	$ (185,844)
Comprehensive income (loss)	$ (823,358)	$ 1,808,934	(2,609,815)	(7,628,471)
IFRS [member]
Revenue
Oil and natural gas sales				1,957,817
Cost and expenses
Production				1,234,134
Depletion				233,713
Depreciation				13,808
Accretion of asset retirement obligation				45,827
Investor relations				723,574
Stock based compensation				161,291
General and administrative				1,030,803
Total expenses				3,443,150
Loss before other income (expenses)				(1,485,333)
Other income (expenses)
Interest expense				(73,755)
Interest income				10,930
Finance cost				(49,382)
Foreign exchange loss				(918)
Other expense				(36)
Loss on debt extinguishment				(145,665)
Change in fair value of derivative liability				(5,698,468)
Total other income (expense)				(5,957,294)
Net income (loss)				$ (7,442,627)
Loss per share				$ (0.05)
Weighted average number of shares outstanding				142,003,395
Other comprehensive loss
Foreign currency translation adjustments				$ (185,844)
Comprehensive income (loss)				(7,628,471)
Previously stated [member]
Current assets:
Cash and cash equivalents					1,026,990	$ 202,712
Accounts receivable					709,805	773,311
Prepaid expenses and deposits					95,503	24,302
Total current assets					1,832,298	1,000,325
Oil and gas properties, net					5,172,943	5,346,916
Exploration and evaluation assets
Property and equipment, net					147,134	128,257
Restricted cash					5,438	11,763
Total assets					7,157,813	6,487,261
Current liabilities:
Accounts payable and accrued liabilities					852,481	1,496,510
Loans payable					630,534	549,424
Lease liability					6,732	12,116
Total current liabilities					1,489,747	2,058,050
Asset retirement obligation					4,426,978	4,010,624
Loans payable					18,513	17,730
Convertible debt						11,027
Derivative liability					472,899	1,804,572
Lease liability					8,592	27,693
Total liabilities					6,416,729	7,929,696
Stockholders’ equity (deficiency):
Common stock					1,828	1,253
Additional paid-in capital					33,295,413	27,508,468
Share premium
Stock subscriptions and stock to be issued						15,342
Notes and amounts receivable for equity issued					(1,193,641)
Warrant and option reserve
Shares to be cancelled					5,323
Obligation to Issue Shares					7,450
Accumulated other comprehensive loss					(847,412)	(490,172)
Accumulated deficit					(30,527,877)	(28,477,326)
Total stockholders’ equity (deficiency)					741,084	(1,442,435)
Total liabilities and stockholders’ equity (deficiency)					7,157,813	6,487,261
Revenue
Oil and natural gas sales				1,957,817
Cost and expenses
Production				1,234,134
Depletion				135,573
Depreciation				13,808
Accretion of asset retirement obligation				203,038
Investor relations				723,574
Stock based compensation				161,291
General and administrative				1,030,803
Total expenses				3,502,221
Loss before other income (expenses)				(1,544,404)
Other income (expenses)
Interest expense				(73,755)
Interest income				10,930
Finance cost				(49,382)
Foreign exchange loss				(918)
Other expense				(36)
Loss on debt extinguishment				(225,006)
Change in fair value of derivative liability				(5,698,468)
Total other income (expense)				(6,036,635)
Net income (loss)				$ (7,581,039)
Loss per share				$ (0.05)
Weighted average number of shares outstanding				142,003,395
Other comprehensive loss
Foreign currency translation adjustments				$ (185,844)
Comprehensive income (loss)				(7,766,883)
Previously stated [member] | IFRS [member]
Current assets:
Cash and cash equivalents					1,026,990	202,712
Accounts receivable					709,805	773,311
Prepaid expenses and deposits					95,503	24,302
Total current assets					1,832,298	1,000,325
Oil and gas properties, net					1,420,613	2,224,743
Exploration and evaluation assets					3,116,146	3,122,443
Property and equipment, net					147,134	128,257
Restricted cash					5,438	11,763
Total assets					6,521,629	6,487,261
Current liabilities:
Accounts payable and accrued liabilities					852,481	1,496,510
Loans payable					630,534	549,424
Lease liability					6,732	12,116
Total current liabilities					1,489,747	2,058,050
Asset retirement obligation					8,993,108	9,355,422
Loans payable					18,513	17,730
Convertible debt						11,027
Derivative liability					472,899	1,804,572
Lease liability					8,592	27,693
Total liabilities					10,982,859	13,274,494
Stockholders’ equity (deficiency):
Common stock					1,828	1,253
Additional paid-in capital
Share premium					32,175,293	26,331,369
Stock subscriptions and stock to be issued						15,342
Notes and amounts receivable for equity issued					(1,193,641)
Warrant and option reserve					1,040,779	1,177,099
Shares to be cancelled					5,323
Obligation to Issue Shares					7,450
Accumulated other comprehensive loss					(847,412)	(490,172)
Accumulated deficit					(35,650,850)	(33,822,124)
Total stockholders’ equity (deficiency)					(4,461,230)	(6,787,233)
Total liabilities and stockholders’ equity (deficiency)					6,521,629	6,487,261
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Current assets:
Cash and cash equivalents
Accounts receivable
Prepaid expenses and deposits
Total current assets
Oil and gas properties, net					(3,752,330)	(3,122,443)
Exploration and evaluation assets					3,116,146	3,122,443
Property and equipment, net
Restricted cash
Total assets					(636,184)
Current liabilities:
Accounts payable and accrued liabilities
Loans payable
Lease liability
Total current liabilities
Asset retirement obligation					4,566,130	5,344,798
Loans payable
Convertible debt
Derivative liability
Lease liability
Total liabilities					4,566,130	5,344,798
Stockholders’ equity (deficiency):
Common stock
Additional paid-in capital					(33,295,413)	(27,508,468)
Share premium					32,175,293	26,331,369
Stock subscriptions and stock to be issued
Notes and amounts receivable for equity issued
Warrant and option reserve					1,040,779	1,177,099
Shares to be cancelled
Obligation to Issue Shares
Accumulated other comprehensive loss
Accumulated deficit					(5,122,973)	(5,344,798)
Total stockholders’ equity (deficiency)					(5,202,314)	(5,344,798)
Total liabilities and stockholders’ equity (deficiency)					$ (636,184)
Revenue
Oil and natural gas sales
Cost and expenses
Production
Depletion				98,140
Depreciation
Accretion of asset retirement obligation				(157,211)
Stock based compensation			$ 1,177,099
General and administrative
Total expenses				(59,071)
Loss before other income (expenses)				59,071
Other income (expenses)
Interest expense
Interest income
Finance cost
Foreign exchange loss
Other expense
Loss on debt extinguishment				79,341
Change in fair value of derivative liability
Total other income (expense)				79,341
Net income (loss)				$ 138,412
Loss per share
Weighted average number of shares outstanding
Other comprehensive loss
Foreign currency translation adjustments
Comprehensive income (loss)				$ 138,412